Compulsory and other deposits at central banks	12 Months Ended
Dec. 31, 2022
Compulsory And Other Deposits At Central Banks
Compulsory and other deposits at central banks

15. Compulsory and other deposits at central banks

	2022	2021

Compulsory deposits	2,026,516	819,794
Reserve at BACEN	751,503	118,865
Total	2,778,019	938,659

Compulsory deposits are required by BACEN based on the amount of RDB held by Nu Financeira.

Reserve at BACEN relates to the Instant Payments Account, which is required by BACEN to support instant payment operations.